Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,356	$ 7,313	$ 7,063
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,575	1,000	1,685
Depreciation	531	459	546
Amortization of intangible assets	108	52	52
Deferred income taxes	(104)	(205)	(749)
Net amortization of securities premiums and discounts	811	462	156
Net realized gains on sales of securities	(973)	(448)	(463)
Gain on sale of deposits			(150)
Gain on life insurance policy			(816)
Net increase in investment in life insurance	(463)	(358)	(351)
Loss (gain) on sale of bank premises and equipment and foreclosed real estate	173	(3)	360
Gain on sale of mortgage loans and servicing rights	(271)	(307)	(481)
Mortgage loans originated for sale	(8,677)	(12,488)	(21,743)
Proceeds from sale of mortgage loans originated for sale	8,948	12,795	22,224
Compensation expense related to stock options	170	163	134
Decrease (increase) in accrued interest receivable and other assets	2,272	989	(1,528)
Increase (decrease) in accrued interest payable and other liabilities	(663)	(843)	65
Net Cash Provided by Operating Activities	10,793	8,581	6,004
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale: Proceeds from sales	32,146	23,944	15,449
Securities available for sale: Proceeds from maturities and principal reductions on mortgage-backed securities	34,752	66,102	44,047
Securities available for sale: Purchases	(54,107)	(106,742)	(58,409)
Securities held to maturity, proceeds from maturities		540
Redemption of FHLB stock	716	177
Net decrease (increase) in loans	12,405	5,118	(14,912)
Acquisition, net of cash and cash acquired	4,544
Proceeds from life insurance policy			1,346
Purchase of bank premises and equipment	(175)	(179)	(248)
Proceeds from sales of premises and equipment and foreclosed real estate	784	100	121
Net Cash Provided by (Used in) Investing Activities	31,065	(10,940)	(12,606)
CASH FLOWS FROM FINANCING ACTIVITIES
Net (decrease) increase in deposits	(3,532)	2,392	35,594
Deposits sold			(3,606)
Net (decrease) increase in short-term borrowings	(11,515)	7,506	(12,323)
Repayments of other borrowings	(18,106)	(5,000)
Stock options exercised	51	163	517
Tax benefit on stock options exercised	5	34	164
ESOP purchase of shares from treasury stock	153	156	166
Purchase of treasury stock	(602)	(529)	(68)
Cash dividends paid	(3,514)	(3,093)	(2,967)
Net Cash (Used in) Provided by Financing Activities	(37,060)	1,629	17,477
Net Increase (Decrease) in Cash and Cash Equivalents	4,798	(730)	10,875
CASH AND CASH EQUIVALENTS - BEGINNING	16,625	17,355	6,480
CASH AND CASH EQUIVALENTS - ENDING	21,423	16,625	17,355
Supplemental Disclosure of Cash Flow Information
Cash payments for: Income paid to depositors	5,398	6,544	7,916
Cash payments for: Income taxes paid, net of refunds	2,363	2,742	2,441
Supplemental Schedule of Noncash Investing Activities
Investment purchase	1,067
Transfer of loans to foreclosed real estate	3,172	448	210
Merger with North Penn Bancorp, Inc.
Noncash assets acquired: Securities available for sale	12,671
Noncash assets acquired: Restricted investment	985
Noncash assets acquired: Loans	118,336
Noncash assets acquired: Accrued interest receivable	566
Noncash assets acquired: Premises and equipment	2,931
Noncash assets acquired: Core deposit intangibles	895
Noncash assets acquired: Deferred tax assets	2,715
Noncash assets acquired: Other assets	5,403
Noncash assets acquired: Goodwill	9,715
Total Noncash assets acquired	154,217
Liabilities assumed:
Time deposits	51,936
Deposits other than time deposits	83,498
Borrowings	7,776
Accrued interest payable	203
Other liabilities	600
Total Liabilities assumed	144,013
Net Noncash Assets Acquired	10,204
Cash Acquired	$ 15,192